Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [Abstract]
Schedule of Trade receivables
	At December 31,
	2018	2017
Non-Current
Accounts receivable	3,524	4,244
Loss allowance (see Note 3A(iii))	(2,105)	-
	1,419	4,244
Current
Accounts receivable	137,831	141,253
Trade receivables from related parties (Note 26)	2,988	1,130
Loss allowance (see Note 3A(iii))	(23,922)	(20,549)
	116,897	121,834